Corporate Social Responsibility (CSR) expenditure (Details Textual) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure Of Corporate Social Responsibility CSR Expenditure [Abstract]
Expected expenses to be spent, corporate social responsibility	₨ 29
Expenses spent, corporate social responsibility	28	₨ 28
Remaining unspent amount, corporate social responsibility	₨ 1